Convertible Notes Payable (Tables)	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Schedule of convertible note payable
2021 Convertible Note Payable
2021 Convertible Note Payable at Issuance	7,226,335
Payments to advisor, debt discount	(362,693)
6,863,642
(Deferred debt discount, including beneficial conversion features of $749,551)	(1,499,102)
(Deferred debt discount from Advisor fee)	(114,043)
5,250,496
Amortization of debt discounts for year ending December 31, 2021	1,103,730
2021 Convertible Note Payable balance at December 31, 2021	$6,354,227
2021 Convertible Note Payable balance at December 31, 2022	$0
2022 Convertible Note Payable at Issuance	2,570,000
Deferred debt discount and payments to advisor	(529,811)
2,040,189
Amortization of debt discounts for period	315,546
2022 Convertible Note Payable as of December 31, 2022	2,355,735